Leases - Maturity (Details)	Dec. 31, 2019 USD ($)
Lease Commitments [Abstract]
January to December 2020	$ 11,694
January to December 2021	11,829
January to December 2022	11,995
January to December 2023	11,225
January to December 2024	641
Total payments	47,384
Less imputed interest	(4,840)
Carrying value of operating lease liabilities	42,544
Non-Lease Commitment
Carrying value of operating lease liabilities	42,544
January to December 2020	7,552
January to December 2021	7,639
January to December 2022	7,746
January to December 2023	7,249
January to December 2024	414
Total payments	30,600
Total Commitment
January to December 2020	19,246
January to December 2021	19,468
January to December 2022	19,741
January to December 2023	18,474
January to December 2024	1,055
Total payments	77,984
Payments in 2020	16,000,000
Payments in 2021	$ 2,300,000